Share-based Compensation Plans and Shares Held in Trust - Schedule of Share Awards Under Share Based Payment (Detail)	12 Months Ended
	Dec. 31, 2017 shares yr	Dec. 31, 2016 shares yr
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average remaining contractual life (years), Beginning | yr	1.0	1.0
Weighted average remaining contractual life (years), Ending | yr	0.9	1.0
Share Awards Under Psp And Ltip | A Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
At January 1, 2017, in shares	36,000,000	36,000,000
Granted, in shares	10,000,000	11,000,000
Vested, in shares	(12,000,000)	(11,000,000)
Forfeited, in shares	(1,000,000)
At December 31, 2017, in shares	33,000,000	36,000,000
Share Awards Under Psp And Ltip | B Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
At January 1, 2017, in shares	12,000,000	12,000,000
Granted, in shares	4,000,000	4,000,000
Vested, in shares	(4,000,000)	(4,000,000)
At December 31, 2017, in shares	12,000,000	12,000,000
Share Awards Under Psp And Ltip | A Class American Depositary Shares
Disclosure Of Share Based Compensation Expense [Line Items]
At January 1, 2017, in shares	10,000,000	10,000,000
Granted, in shares	3,000,000	3,000,000
Vested, in shares	(4,000,000)	(3,000,000)
At December 31, 2017, in shares	9,000,000	10,000,000